Taxes (Details) - Schedule of Provision (Benefit) for Income Tax - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Provision Benefit for Income Tax [Abstract]
Current income tax	$ 410,317	$ 2,800,162	$ 1,670,733
Deferred income tax	264,027	245,830	(413,609)
Total provision for income tax expenses	$ 674,344	$ 3,045,992	$ 1,257,124